Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Land	$ 55
Building	945
Furniture and fixtures	869	857	844
Lab equipment	22,044	22,195	18,010
Leasehold improvements	5,149	4,972	3,016
Computer hardware	3,220	3,136	2,897
Construction in progress	10	14	2,024
Software	1,003	888	665
Property, plant and equipment, gross	33,295	32,062	27,456
Less: Accumulated depreciation and amortization	(16,275)	(13,375)	(8,972)
Property, plant and equipment, net	$ 17,020	$ 18,687	$ 18,484